Provision for legal proceedings, Provision for contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Provision for contingent liabilities [Abstract]
Provision for legal proceedings	R$ 147,762		R$ 245,539		R$ 185,616		R$ 123,306
Labor Proceedings [Member]
Provision for contingent liabilities [Abstract]
Provision for legal proceedings	22,795	[1]	48,658	[1]	41,256	[1]	26,106
Tax Proceedings [Member]
Provision for contingent liabilities [Abstract]
Provision for legal proceedings	122,744	[2]	195,316	[2]	141,950	[2]	95,416
Civil Proceedings [Member]
Provision for contingent liabilities [Abstract]
Provision for legal proceedings	R$ 2,223		R$ 1,565		R$ 2,410		R$ 1,784

[1]	Primarily consists of law suits filed by former employees claiming severance payment, overtime, additional payment for transfers, among others, for individually significant amounts.
[2]	The Company recorded a provision for tax contingency regarding levy of taxes, substantially concerning Tax on Financial Transactions (IOF) and INSS. The amount was included in the tax amnesty program described in the Note 17.